Share-based payments charge - Disclosure of indirect measurement of fair value of goods or services received, share options granted during period (Details)				12 Months Ended		24 Months Ended
	May 26, 2017 shares	May 18, 2017 shares	May 02, 2017 shares	Dec. 31, 2018 shares year	Dec. 31, 2017 shares year	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares) | shares	330,824	5,539,080	47,653,100	2,090,847
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares) | shares				273,390	1,052,236
Dividend rate				0.00%	0.00%
Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares) | shares				2,090,847	4,656,828
Dividend rate				0.00%	0.00%
Bottom of range | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate				1.08%	0.29%
Expected life of options				5.5	5.5
Annualized volatility				69.88%	71.30%
Vesting period				1 year	1 year
Bottom of range | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate				1.08%	0.42%
Expected life of options				5.5	5.5
Annualized volatility				69.88%	71.30%
Vesting period				1 year	1 year	3 years
Top of range | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate				1.22%	0.62%
Expected life of options				7.0	7
Annualized volatility				71.35%	73.30%
Vesting period				4 years	4 years
Top of range | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate				1.22%	0.62%
Expected life of options				7.0	7
Annualized volatility				71.35%	73.30%
Vesting period				4 years	4 years	4 years